Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,000,000
Previously Paid Amount	0
Total Fee Amount	552.40
Net Fee	$ 552.40
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A